Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Non Vested Shares [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of non-vested share unit activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2013	77,733	6.36	2,458,936	3.69
Vested	(77,733)	6.36	(1,083,933)	3.90
Forfeited (note i)	–	–	(30,000)	8.85
Balance as of June 30, 2013	–	6.36	1,345,003	3.40

Performance Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2013	540,000	6.34
Vested	–	–
Balance as of June 30, 2013	540,000	6.34